Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Unaudited Interim Financial Information
Unaudited Interim Financial Information
The accompanying unaudited consolidated financial statements have been prepared by management in accordance with GAAP and in accordance with the rules and regulations of the Securities and Exchange Commission (the “SEC”) regarding interim financial reporting. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. While we believe that the disclosures presented are adequate in order to make the information not misleading, these unaudited quarterly financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2019 (the “Annual Report”).
The unaudited consolidated financial statements include the accounts and results of operations of Organogenesis Holdings Inc. and its wholly-owned or controlled subsidiaries of Organogenesis Inc., including Organogenesis GmbH (a Switzerland corporation) and Prime Merger Sub, LLC. All intercompany balances and transactions have been eliminated in consolidation. The Company considers events or transactions that occur after the balance sheet date but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. In the opinion of management, the unaudited consolidated financial statements reflect all adjustments of a normal recurring nature necessary for a fair presentation of the Company’s financial position, results of operations and cash flows at the dates and for the periods indicated. The results for the nine months ended September 30, 2020 are not necessarily indicative of the results to be expected for the year ending December 31, 2020, any other interim periods, or any future years or periods.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure as of the date of the consolidated financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results and outcomes may differ significantly from those estimates and assumptions.

Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
The Company’s significant accounting policies are described in Note “2. Significant Accounting Policies” to the Consolidated Financial Statements included in the Annual Report. There have been no material changes to the significant accounting policies previously disclosed in the Annual Report.

Recently Issued Accounting Pronouncements Not Yet Adopted
Recently Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the
FASB issued ASU 2016-02,
 Leases (Topic 842)
 (“ASU 2016-02”), which applies
to all leases and will require lessees to record most leases on the balance sheet but recognize expenses in a manner similar to the current standard. In July 2018, the FASB issued ASU 2018-10,
 Codification Improvements to Topic
 842, Leases
, which provides narrow amendments to clarify how to apply certain aspects of ASU 2016-02, and ASU 2018-11,
 Leases (Topic 842): Targeted Improvements
, which provides adopters an additional transition method by allowing entities to initially apply ASU 2016-02, and subsequent
related standards, at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Additionally, in March 2019, the FASB issued ASU 2019-01,
 Leases (Topic
 842): Codification Improvements
, which clarifies the transition guidance related to interim disclosures provided in the year of adoption. ASU 2016-02 and related
amendments and improvements are effective for fiscal years beginning after December 15, 2018 for public business entities and interim periods within those years and for all other entities for years beginning after December 15, 2020. Entities are required to use a modified retrospective approach of adoption for leases that exist or are entered into after the beginning of the transition date. A full retrospective application is prohibited. The Company is a public entity but took advantage of the relief provided for emerging growth companies to allow them to follow the private company adoption timelines and the Company will adopt this standard and the related improvements on January 1, 2021 by recognizing a cumulative-effect adjustment for any impact. The Company continues to evaluate the impact of adopting this standard on its accounting policies, financial statements, business processes, systems and internal controls. Additionally, the Company has established a project management and implementation team consisting of internal resources and external advisors. These evaluation and implementation processes are expected to continue through 2020. The Company expects to recognize all of its leases with terms over twelve months on the balance sheet by recording a right-of-use asset and
a corresponding lease liability.
In June 2016, the FASB
issued ASU 2016-13
, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
 (“ASU 2016-13”). Subsequent to
the issuance
of ASU 2016-13, the FASB
has issued the following
updates: ASU 2018-19,
 Codification Improvements to Topic
 326, Financial Instruments—Credit Losses
, ASU 2019-04,
 Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments
, ASU 2019-05,
 Financial Instruments—Credit Losses (Topic 326)—Targeted Transition Relief
 and ASU 2019-11,
 Codification Improvements to Topic 326, Financial Instruments—Credit Losses
. The objective
of ASU 2016-13 and all
the related updates is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this ASU replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU 2016-13 and the
related updates are effective for fiscal years, and interim periods within those years, beginning after December 15, 2019 for public business entities excluding entities eligible to be smaller reporting companies and for fiscal years, and interim periods within those years, beginning after December 15, 2022 for all other entities. Early adoption is permitted. The Company is a smaller reporting company and follows the private company adoption timelines and the Company will adopt this standard and the related improvements on January 1, 2023 by recognizing a cumulative-effect adjustment to retained earnings for any impact. The adoption of ASU 2016-13 and related
improvements is not expected to have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements
In February 2016, the FASB issued
ASU 2016-02,
Leases (Topic 842)
(“ASU
2016-02”),
which applies to all leases and will require lessees to record most leases on the balance sheet but recognize expenses in a manner similar to the current standard. In July 2018, the FASB issued ASU
2018-10,
Codification Improvements to Topic 842, Leases, which provides narrow amendments to clarify how to apply certain aspects of ASU
2016-02,
and ASU
2018-11,
Leases (Topic 842): Targeted Improvements, which provides adopters an additional transition method by allowing entities to initially apply ASU
2016-02,
and subsequent related standards, at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Additionally, in March 2019, the FASB issued ASU
2019-01,
Leases (Topic 842): Codification Improvements, which clarifies the transition guidance related to interim disclosures provided in the year of adoption. ASU
2016-02
is effective for fiscal years beginning after December 15, 2018 for public business entities and interim periods within those years and for all other entities for years beginning after December 15, 2020. Entities are required to use a modified retrospective approach of adoption for leases that exist or are entered into after the beginning of the transition date. A full retrospective application is prohibited. The Company is a public entity but took advantage of the relief provided for emerging growth companies to allow them to follow the private company adoption timelines and the Company will adopt this standard and the related improvements on January 1, 2021 by recognizing a cumulative-effect adjustment for any impact. The Company continues to evaluate the impact of adopting this standard on its accounting policies, financial statements, business processes, systems and internal controls. The Company expects to recognize all of its leases with terms over twelve months on the balance sheet by recording a right-of-use
asset and a corresponding lease liability.
In June 2016, the FASB issued ASU
2016-13
, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”).
Subsequent to the issuance of
ASU 2016-13,
the FASB has issued the following updates: ASU
2018-19,
Codification Improvements to Topic 326, Financial Instruments- Credit Losses
, ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial
Instruments
, ASU
2019-05,
Financial Instruments—Credit Losses (Topic 326)—Targeted Transition Relief
and ASU
2019-11,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses
. The objective of ASU
2016-13
and all the related updates is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this ASU replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU
2016-13
and the related updates are effective for fiscal years, and interim periods within those years, beginning after December 15, 2019 for public business entities excluding entities eligible to be smaller reporting companies and for fiscal years, and interim periods within those years, beginning after December 15, 2022 for all other entities. Early adoption is permitted. The Company is a public entity but took advantage of the relief provided for emerging growth companies to allow them to follow the private company adoption timelines and the Company will adopt this standard and the related improvements on January 1, 2023 by recognizing a cumulative-effect adjustment to retained earnings for any impact. The adoption of ASU
2016-13
and related improvements is not expected to have a material impact on the Company’s consolidated financial statements.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts and results of operations of Organogenesis Holdings Inc., and its wholly-owned subsidiaries, Organogenesis Inc. and the wholly-owned subsidiaries of Organogenesis Inc., including Organogenesis GmbH (a Switzerland corporation) and Prime Merger Sub, LLC. For periods prior to the closing of the Avista Merger on December 10, 2018, the notes to the consolidated financial statements have been updated to give effect to the Avista Merger. Dan Road Associates, LLC, 85 Dan Road Associates, LLC and Canton 65 Dan Road Associates, LLC (each a “Real Estate Entity,” collectively the “Real Estate Entities”) were variable interest entities requiring consolidation through the deconsolidation date of June 1, 2017. The Real Estate Entities were deconsolidated and the financial statements as of June 1, 2017 derecognized all assets and liabilities of the Real Estate Entities. The results of operations for the years ended December 31, 2017 include the operations of the Real Estate Entities through the date of deconsolidation. The consolidated balance sheet as of December 31, 2019 and 2018, and the results of operations for the years ended December 31, 2019 and 2018, do not include the accounts of the Real Estate Entities.
All intercompany balances and transactions have been eliminated in consolidation.

Segment Reporting
Segment Reporting
Operating segments are defined as components of an enterprise about which discrete financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in making decisions on how to allocate resources and assess performance for the organization. The Company’s chief operating decision maker is the Chief Executive Officer. The Company’s chief operating decision maker reviews consolidated operating results to make decisions about allocating resources and assessing performance for the entire Company. Accordingly, the Company has determined that it has a single operating segment—regenerative medicine.

The Company manages its operations as a single operating segment for the purposes of assessing performance and making operating decisions. The Company’s portfolio includes regenerative medicine products in various stages, ranging from preclinical to late stage development, and commercialized advanced wound care and surgical and sports medicine products which support healing across a wide variety of wound types at many different types of facilities.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company primarily maintains its cash in bank deposit accounts in the United States which, at times, may exceed the federally insured limits. The Company has not experienced losses in such accounts and believes it is not exposed to significant credit risk on cash. The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Restricted Cash
Restricted Cash
The Company had restricted cash of $196 and $114 as of December 31, 2019 and 2018, respectively. Restricted cash represents employee deposits in connection with the Company’s health benefit plan.

Accounts Receivable
Accounts Receivable
Accounts receivable are stated at invoice value less estimated allowances for sales returns and doubtful accounts. The Company estimates the allowance for sales returns based on a historical percentage of returns over a twelve-month trailing average of sales. The Company continually monitors customer payments and maintains a reserve for estimated losses resulting from its customers’ inability to make required payments. The Company considers factors when estimating the allowance for doubtful accounts such as historical experience, credit quality, age of the accounts receivable balances, geography-related risks and economic conditions that may affect a customer’s ability to pay. In cases where there are circumstances that may impair a specific customer’s ability to meet its financial obligations, a specific allowance is recorded against amounts due, thereby reducing the net recognized receivable to the amount reasonably believed to be collectible. Accounts receivables are written off when deemed uncollectible. Recoveries of accounts receivables previously written off are recorded when received.

Inventories
Inventories
Inventories are stated at the lower of cost (determined under the first-in
first-out
method) or net realizable value. Work in process and finished goods include materials, labor and allocated overhead. Inventories also include cell banks and the cost of tests mandated by regulatory agencies of the materials to qualify them for production.
The Company regularly reviews inventory quantities on hand and records a provision to write down excess and obsolete inventory to its estimated net realizable value based upon management’s assumptions of future material usage, yields and obsolescence, which are a result of future demand and market conditions and the effective life of certain inventory items.
The Company also tests other components of its inventory for future growth projections. The Company determines the average yield of the component and compares it to projected revenue to ensure it is properly reserved.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are recorded at cost and depreciated over the estimated useful lives of the respective assets on a straight-line basis. As of December 31, 2019 and 2018, the Company’s property and equipment consisted of leasehold improvements, furniture and computers, and equipment. Property and equipment estimated useful lives are as follows:

Leasehold improvements	Lesser of the life of the lease or the economic life of the asset
Furniture and computers	3 - 5 years
Equipment	5 - 10 years
Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the consolidated statement of operations. Expenditures for repairs and maintenance are charged to expense as incurred. Expenditures for major improvements that extend the useful lives of the related asset are capitalized and depreciated over their remaining estimated useful lives. Construction in progress costs are capitalized when incurred until the assets are placed in service, at which time the costs will be transferred to the related property and equipment, and depreciated over their respective useful lives.

Goodwill
Goodwill
Goodwill represents the excess of the purchase price of an acquired business over the fair value of the identifiable assets acquired and liabilities assumed. Goodwill is not amortized, but is tested for impairment at least annually (as of December 31), or more frequently if events or circumstances indicate the carrying value may no longer be recoverable and that an impairment loss may have occurred. Circumstances that could trigger an impairment test include, but are not limited to, a significant adverse change in the business climate or legal factors, an adverse action or assessment by a regulator, or unanticipated competition. The Company operates as one segment, which is considered to be the sole reporting unit, and therefore goodwill is tested for impairment at the consolidated level.
In accordance with ASC Topic 350,
 Intangibles—Goodwill and Other,
the Company first assesses qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If after assessing the totality of events or circumstances, the Company determines that it is more likely than not (i.e. greater than 50% likelihood) that the fair value of the reporting unit is less than its carrying amount, then the quantitative test is required. Otherwise, no further testing is needed. Alternatively, the Company can bypass the qualitative test and proceed directly to the quantitative test. The quantitative goodwill impairment test requires the Company to estimate and compare the fair value of the reporting unit with its carrying value. If the fair value of the reporting unit exceeds the carrying value of the net assets, goodwill is not impaired. If the fair value of the reporting unit is less than the carrying value, the difference is recorded as an impairment loss up to the amount of goodwill.
There was no impairment of goodwill recorded during the years ended December 31, 2019, 2018 or 2017.

Intangible Assets Subject to Amortization
Intangible Assets Subject to Amortization
Intangible assets include intellectual property either owned by the Company or for which the Company has a license. Intangible assets acquired in a business combination are recognized at fair value using generally accepted valuation methods deemed appropriate for the type of intangible asset acquired and reported net of accumulated amortization, separately from goodwill. Intangible assets with finite lives are amortized over their estimated useful lives. Intangible assets include developed technology and patents, trade names, trademarks, independent sales agency networks and non-compete
agreements obtained through business acquisitions. Amortization of intangible assets subject to amortization is calculated on the straight-line or accelerated method based on the following estimated useful lives:

Trade names and trademarks	10-12 years
Developed technology	10-12 years
Independent sales agency network	3 years
Non-compete agreements	5 years

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets consist primarily of property and equipment and intangible assets. The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Factors that the Company considers in deciding when to perform an impairment review include, but not limited to, significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. When such an event occurs, the Company determines whether there has been impairment by comparing the anticipated undiscounted future net cash flows to the related asset group’s carrying value. If an asset is determined to be impaired, the asset is written down to fair value, which is determined based either on discounted cash flows or appraised value, depending on the nature of the asset. The Company did not record any impairment of long-lived assets during the years ended December 31, 2019, 2018 or 2017.

Deferred Offering Costs
Deferred Offering Costs
The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process
equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in stockholders’ equity (deficit) as a reduction of proceeds generated as a result of the offering. Should the planned equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statement of operations.
The Company did not record any deferred offering costs in the consolidated balance sheets as of December 31, 2019 and 2018. During the year ended December 31, 2019, the Company recorded $3,510 of equity issuance costs to the additional paid-in
capital against proceeds received from the Underwritten Public Offering (see Note “12. Stockholders’ Equity”). During the year ended December 31, 2018, the Company wrote off deferred offering costs of $3,494 in connection with an abandoned public offering which was replaced with the Avista Merger transaction and recorded $270 of equity issuance costs to the additional paid-in
capital against proceeds received from the Initial Avista Investment equity financing transaction.

Warrant Liability
Warrant Liability
In connection with the issuance of the 2016 Loans, the Company issued to the loan holders warrants to purchase shares of Class A common stock. The Company classified the warrants as a liability on its consolidated balance sheet because each warrant provided for down-round protection which would cause the exercise price of the warrants to be adjusted if future equity issuances were below the current exercise price of the warrants. The price of the warrant was also subject to adjustment any time the price of another equity-linked instrument changed. The warrant liability was initially recorded at fair value upon issuance and was subsequently remeasured to fair value at each reporting date until the warrants were net exercised in December 2018 in connection with the Avista Merger. Changes in the fair value of the warrant liability were recognized as a component of other income (expense), net in the consolidated statements of operations. The Company had no warrant liability as of December 31, 2019 and 2018.

Revenue Recognition
Revenue Recognition
Adoption of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”)
The Company adopted ASC 606 on January 1, 2019, using the modified retrospective method for all contracts not completed as of the date of adoption. The reported results for the year ended December 31, 2019 reflect the application of ASC 606 guidance while the reported results for the years ended December 31, 2018 and 2017 were prepared under the guidance of ASC Topic 605,
Revenue Recognition
(“ASC 605”). The adoption of ASC 606 represents a change in accounting principle that more closely aligns revenue recognition with the transfer of control of the Company’s products and provides enhanced disclosures to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. In accordance with ASC 606, revenue is recognized when a customer obtains control of promised products. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these products.
Historically, for certain customers, products were shipped in advance of the receipt of a purchase order and the Company recognized revenue on these products only upon receipt of the purchase order which is when the transaction price was deemed fixed and determinable. As control of these products has transferred upon use of the product in a procedure, the recognition of revenue is accelerated to the procedure date under ASC 606. The adoption of ASC 606 did not have a material impact on the Company’s consolidated financial position, results of operations, equity or cash flows as of the adoption date or for the year ended December 31, 2019.
Product Revenue
The Company generates revenue through the sale of Advanced Wound Care and Surgical & Sports Medicine products. There is a single performance obligation in all of the Company’s contracts, which is the Company’s promise to transfer the Company’s product to customers based on specific payment and shipping terms in the arrangement. The entire transaction price is allocated to this single performance obligation. Product revenue is recognized when a customer obtains control of the Company’s product which occurs at a point in time and may be upon shipment, procedure date, or delivery, based on the terms of the contract.
Reserves for Variable Consideration
Revenues from product sales are recorded net of reserves for variable consideration which includes but is not limited to product return, discounts, rebates and group purchasing organization (“GPO”) fees that are offered within contracts between the Company and its customers relating to the Company’s sales of its products. These reserves are based on the amounts earned or to be claimed by its customers on the related sales and are recorded as a reduction of accounts receivable or an establishment of a liability. Where appropriate, these estimates take into consideration a range of possible outcomes which are probability-weighted for relevant factors such as the Company’s historical experience, current contractual and statutory requirements, specific known market events and trends, industry data and forecasted customer buying and payment patterns. Overall, these reserves reflect the Company’s best estimates of the amount of consideration to which it is entitled based on the terms of the contract and is included in the net sales price to the extent that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. Actual amounts of consideration ultimately paid may differ from the Company’s estimates. If actual results vary from the Company’s estimates, the Company adjusts these estimates, which would affect net product revenue and earnings in the period such variances become known.

Product Returns
Consistent with industry practice, the Company generally offers customers a limited right of return for product purchased. The Company estimates the amount of its product sales that may be returned by its customers and records this estimate as a reduction of revenue in the period the related product revenue is recognized. The Company currently estimates product return reserves using its historical return rates as well as factors that it becomes aware of that it believes could significantly impact its expected returns, including product recalls, pricing changes, or change in reimbursement rates. The Company does not record an asset for the returned product as the product is discarded upon receipt.
Rebates and Allowances
The Company provides certain customers with rebates and allowances that are explicitly stated in the Company’s contracts, resulting in a reduction of revenue and the establishment of a liability that is included in accrued expenses in the accompanying consolidated balance sheets in the period the related product revenue is recognized.
GPO Fees
The Company pays fees to GPOs for administrative services that the GPOs perform in connection with the purchases of the product by the GPO members. These fees are based on a contractually-determined percentage of the Company’s applicable sales. The Company classifies these GPO fees as a reduction of revenue based on the substance of the relationship of all parties involved in the transaction. For the years ended December 31, 2019, 2018 and 2017, the Company recorded GPO fees of $3,096, $1,923 and $1,159, respectively, as a direct reduction of revenue.
Other Revenue Policies
Sales, value add, and other taxes collected on behalf of third parties are excluded from revenue.
Applying the practical expedient in paragraph ASC
606-10-32-18,
the Company does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised products to the customer will be one year or less, which is the case with substantially all customers.
Applying the practical expedient in ASC
340-40-25-4,
the Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one year or less. These costs are included in selling, general, and administrative expenses.
Applying the practical expedient in ASC
606-10-25-18B,
the Company accounts for shipping and handling activities related to contracts with customers as costs to fulfill the promise to transfer the associated products. The Company records the related costs as part of the cost of goods good.
Disaggregation of Revenue
The following table sets forth revenue by product category:

	Year Ended December 31,
	2019	2018	2017
Advanced Wound Care revenue	$220,744	$164,332	$178,896
Surgical and Sports Medicine revenue	40,237	29,117	19,612

Total revenue	$260,981	$193,449	$198,508

For the years ended December 31, 2019, 2018 and 2017, net PuraPly revenue totaled $126,812, $69,773 and $109,085, respectively. For all periods presented, net revenue generated outside the US represented less than 1% of total net revenue.

Stock-Based Compensation
Stock-Based Compensation
The Company measures stock-based awards granted based on the fair value of the awards on the date of grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Generally, the Company issues stock-based awards with only service-based vesting conditions and records the expense for these awards using the straight-line method. The Company has not issued any stock-based awards with performance-based vesting conditions.
The Company recognizes stock-based compensation expense within the consolidated financial statements for all share-based payments based upon the estimated grant-date fair value for the awards expected to ultimately vest.
The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option pricing model. The Company has been a public company for a short period of time, has limited public float and lacks company-specific historical and implied volatility information for its stock. Therefore, it estimates its expected stock price volatility based on the historical volatility of publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends on its Class A common stock and does not expect to pay any cash dividends in the foreseeable future.

Advertising
Advertising
Advertising costs are expensed as incurred and are included in selling, general and administrative expense in the consolidated statements of operations. Advertising costs were approximately $1,059, $773, and $947 for the years ended December 31, 2019, 2018 and 2017, respectively.

Research and Development Costs
Research and Development Costs
Research and development expenses include personnel costs for the Company’s research and development personnel, investments in improvements to manufacturing processes, enhancements to the Company’s currently available products, and additional investments in the product and platform development pipeline. Research and development expenses also include expenses for clinical trials. The Company expenses research and development costs as incurred.

Foreign Currency
Foreign Currency
The Company’s functional currency, including the Company’s Swiss subsidiary, Organogenesis GmbH, is the U.S. dollar. Foreign currency gains and losses resulting from re-measurement of
assets and liabilities held in foreign currencies and transactions settled in a currency other than the functional currency are included separately as non-operating income
or expense in the consolidated statements of operations as a component of other expense, net. The foreign currency amounts recorded for all periods presented were insignificant.

Income Taxes
Income Taxes
The Company accounts for income taxes using the asset and liability method which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between the consolidated financial statement and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company annually assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.
The Company accounts for uncertain income tax positions recognized in the consolidated financial statements by applying a two-step
process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Certain assets and liabilities of the Company are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•
Level 2—Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•
Level 3—Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The carrying values of accounts receivable, inventory, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities. The fair value of the redeemable common stock liability was carried at fair value, determined according to Level 3 inputs in the fair value hierarchy described above (see Note “3. Fair Value Measurement of Financial Instruments”). The carrying values of outstanding borrowings under the Company’s debt arrangements (see Notes “10. Long-Term Debt—Affiliates” and “11. Line of Credit and Notes Payable”) approximate their fair values as determined based on a discounted cash flow model, which represents a Level 3 measurement.

Net Loss per Share
Net Loss per Share
The Company follows the
two-class
method when computing net income (loss) per share as the Company has issued shares that meet the definition of participating securities. The two-class
method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.

Basic net income (loss) per share attributable to common stockholders is computed by dividing the net income (loss) attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. Diluted net income (loss) attributable to common stockholders is computed by adjusting net income (loss) attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net income (loss) per share attributable to common stockholders is computed by dividing the diluted net income (loss) attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period, including potential dilutive common shares. For purpose of this calculation, outstanding stock options, warrants to purchase shares of common stock and unvested restricted stock are considered potential dilutive common shares.

Emerging Growth Company
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. For example, the Company will adopt
ASU 2016-02,
 Leases
 (Topic 842)
on January 1, 2021 and ASU
2016-13
, Financial Instruments—Credit Losses (Topic 326) on
January 1, 2023. As a result, the Company’s financial statements may not be comparable to other public companies. The Company may take advantage of these exemptions up until the last day of the fiscal year following October 14, 2021, the fifth anniversary of its IPO, or such earlier time that it is no longer an emerging growth company. It would cease to be an emerging growth company if the Company has more than $1.07 billion in annual revenue, the Company has more than $700.0 million in market value of its stock held by non-affiliates
or the Company issues more than $1.0 billion of
non-convertible
debt securities over a three-year period.

Reclassification of Prior Period Balances
Reclassification of Prior Period Balances
Reclassifications have been made to prior period amounts to conform to the current-year presentation of the reporting of deferred interest and principal on outstanding capital lease obligations and unpaid operating and common area maintenance costs as long-term liabilities on the consolidated balance sheets. The deferred interest and unpaid operating and common area maintenance costs were previously reported as accrued expenses on the consolidated balance sheets and the deferred principal on the capital lease obligations were recorded as part of the current portion of capital lease obligations on the consolidated balance sheet. These reclassifications have no effect on the reported net loss or equity for the years ended December 31, 2018 and 2017.
Reclassification has been made to prior period amounts reported in the cash flows from operating activities section of the consolidated cash flow statements to conform to the current year presentation. The provision recorded for inventory reserve has been reduced by amounts not related to excess and obsolete inventory and change in inventory has been increased by a corresponding amount. The reclassification has no effect on the reported balance sheet as of December 31, 2018 or net loss or equity or total operating, investing or financing cash flows for the years ended December 31, 2018 and 2017.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In May 2014, the FASB issued ASU
2014-09,
Revenue from Contracts with Customers (Topic 606)
(“ASU 2014-09”).
This ASU amends the guidance for revenue recognition, creating the new ASC Topic 606 (“ASC 606”). The core principle of ASC 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps: identify the contract(s) with a customer; identify the performance obligations in the contract; determine the transaction price; allocate the transaction price to the performance obligations in the contract; and recognize revenue when (or as) the entity satisfies a performance obligation. ASC 606 supersedes the revenue recognition requirements in ASC 605, Revenue Recognition, most industry-specific guidance throughout the industry topics of the accounting standards codification, and some cost guidance related to construction-type and production-type contracts. This ASC is effective for private entities for annual periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Company is a public entity but took advantage of the relief provided for emerging growth companies and adopted this standard on January 1, 2019. The adoption of ASC 606 did not have a material impact on the Company’s consolidated financial position, results of operations, equity or cash flows as of the adoption date or for the year ended December 31, 2019. In September 2018, the FASB issued ASU
2018-07,
Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting
. This ASU expands the scope of
Topic 718, Compensation—Stock Compensation
to include share-based payments issued to nonemployees for goods or services. Under the new guidance, the existing employee guidance will apply to nonemployee share-based transactions (as long as the transaction is not effectively a form of financing), with the exception of specific guidance related to the attribution of compensation cost. The cost of nonemployee awards will continue to be recorded as if the grantor had paid cash for the goods or services. The accounting standards update is effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. The Company adopted this standard, beginning with its financial reporting for the quarter ended June 30, 2019 due to the option activity to nonemployees in this quarter. The adoption of this standard did not have any material effect on the Company’s consolidated financial statements or any component of stockholders’ equity.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the
FASB issued ASU 2016-02,
 Leases (Topic 842)
 (“ASU 2016-02”), which applies
to all leases and will require lessees to record most leases on the balance sheet but recognize expenses in a manner similar to the current standard. In July 2018, the FASB issued ASU 2018-10,
 Codification Improvements to Topic
 842, Leases
, which provides narrow amendments to clarify how to apply certain aspects of ASU 2016-02, and ASU 2018-11,
 Leases (Topic 842): Targeted Improvements
, which provides adopters an additional transition method by allowing entities to initially apply ASU 2016-02, and subsequent
related standards, at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Additionally, in March 2019, the FASB issued ASU 2019-01,
 Leases (Topic
 842): Codification Improvements
, which clarifies the transition guidance related to interim disclosures provided in the year of adoption. ASU 2016-02 and related
amendments and improvements are effective for fiscal years beginning after December 15, 2018 for public business entities and interim periods within those years and for all other entities for years beginning after December 15, 2020. Entities are required to use a modified retrospective approach of adoption for leases that exist or are entered into after the beginning of the transition date. A full retrospective application is prohibited. The Company is a public entity but took advantage of the relief provided for emerging growth companies to allow them to follow the private company adoption timelines and the Company will adopt this standard and the related improvements on January 1, 2021 by recognizing a cumulative-effect adjustment for any impact. The Company continues to evaluate the impact of adopting this standard on its accounting policies, financial statements, business processes, systems and internal controls. Additionally, the Company has established a project management and implementation team consisting of internal resources and external advisors. These evaluation and implementation processes are expected to continue through 2020. The Company expects to recognize all of its leases with terms over twelve months on the balance sheet by recording a right-of-use asset and
a corresponding lease liability.
In June 2016, the FASB
issued ASU 2016-13
, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
 (“ASU 2016-13”). Subsequent to
the issuance
of ASU 2016-13, the FASB
has issued the following
updates: ASU 2018-19,
 Codification Improvements to Topic
 326, Financial Instruments—Credit Losses
, ASU 2019-04,
 Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments
, ASU 2019-05,
 Financial Instruments—Credit Losses (Topic 326)—Targeted Transition Relief
 and ASU 2019-11,
 Codification Improvements to Topic 326, Financial Instruments—Credit Losses
. The objective
of ASU 2016-13 and all
the related updates is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this ASU replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU 2016-13 and the
related updates are effective for fiscal years, and interim periods within those years, beginning after December 15, 2019 for public business entities excluding entities eligible to be smaller reporting companies and for fiscal years, and interim periods within those years, beginning after December 15, 2022 for all other entities. Early adoption is permitted. The Company is a smaller reporting company and follows the private company adoption timelines and the Company will adopt this standard and the related improvements on January 1, 2023 by recognizing a cumulative-effect adjustment to retained earnings for any impact. The adoption of ASU 2016-13 and related
improvements is not expected to have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements
In February 2016, the FASB issued
ASU 2016-02,
Leases (Topic 842)
(“ASU
2016-02”),
which applies to all leases and will require lessees to record most leases on the balance sheet but recognize expenses in a manner similar to the current standard. In July 2018, the FASB issued ASU
2018-10,
Codification Improvements to Topic 842, Leases, which provides narrow amendments to clarify how to apply certain aspects of ASU
2016-02,
and ASU
2018-11,
Leases (Topic 842): Targeted Improvements, which provides adopters an additional transition method by allowing entities to initially apply ASU
2016-02,
and subsequent related standards, at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Additionally, in March 2019, the FASB issued ASU
2019-01,
Leases (Topic 842): Codification Improvements, which clarifies the transition guidance related to interim disclosures provided in the year of adoption. ASU
2016-02
is effective for fiscal years beginning after December 15, 2018 for public business entities and interim periods within those years and for all other entities for years beginning after December 15, 2020. Entities are required to use a modified retrospective approach of adoption for leases that exist or are entered into after the beginning of the transition date. A full retrospective application is prohibited. The Company is a public entity but took advantage of the relief provided for emerging growth companies to allow them to follow the private company adoption timelines and the Company will adopt this standard and the related improvements on January 1, 2021 by recognizing a cumulative-effect adjustment for any impact. The Company continues to evaluate the impact of adopting this standard on its accounting policies, financial statements, business processes, systems and internal controls. The Company expects to recognize all of its leases with terms over twelve months on the balance sheet by recording a right-of-use
asset and a corresponding lease liability.
In June 2016, the FASB issued ASU
2016-13
, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”).
Subsequent to the issuance of
ASU 2016-13,
the FASB has issued the following updates: ASU
2018-19,
Codification Improvements to Topic 326, Financial Instruments- Credit Losses
, ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial
Instruments
, ASU
2019-05,
Financial Instruments—Credit Losses (Topic 326)—Targeted Transition Relief
and ASU
2019-11,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses
. The objective of ASU
2016-13
and all the related updates is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this ASU replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU
2016-13
and the related updates are effective for fiscal years, and interim periods within those years, beginning after December 15, 2019 for public business entities excluding entities eligible to be smaller reporting companies and for fiscal years, and interim periods within those years, beginning after December 15, 2022 for all other entities. Early adoption is permitted. The Company is a public entity but took advantage of the relief provided for emerging growth companies to allow them to follow the private company adoption timelines and the Company will adopt this standard and the related improvements on January 1, 2023 by recognizing a cumulative-effect adjustment to retained earnings for any impact. The adoption of ASU
2016-13
and related improvements is not expected to have a material impact on the Company’s consolidated financial statements.